LOANS (Schedule of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Real Estate - Construction [Member]
Recorded Investment
With allocation recorded:			$ 88
Unpaid Principal Balance
Specific Allowance			90
Real Estate - Mortgage [Member]
Recorded Investment
With allocation recorded:			2,600
Unpaid Principal Balance
Specific Allowance			312
Commercial, Financial and Agricultural [Member]
Recorded Investment
With no specific allocation recorded:					35
With allocation recorded:	500	777	500		985
Total:	500	777	500		1,020
Unpaid Principal Balance
With no specific allocation recorded:					35
With allocation recorded:	500	777	500		985
Total:	500	777	500		1,020
Specific Allowance	50	289	50		283
Average Recorded Investment
With no specific allocation recorded:	8	948	28		35
With allocation recorded:	500	948	757		571
Total:	508	1,896	785		606
Interest Income Recognized
With no specific allocation recorded:
With allocation recorded:					6
Total:					6
Real Estate - Construction [Member]
Recorded Investment
With no specific allocation recorded:	209	447	430		458
With allocation recorded:	76	106	88	[1]	368
Total:	285	553	518		826
Unpaid Principal Balance
With no specific allocation recorded:	209	447	430		458
With allocation recorded:	76	106	88	[1]	368
Total:	285	553	518		826
Specific Allowance	75	95	90	[1]	295
Average Recorded Investment
With no specific allocation recorded:	284	195	592		281
With allocation recorded:	82	195	222	[1]	865
Total:	366	390	814		1,146
Interest Income Recognized
With no specific allocation recorded:		6	12		14
With allocation recorded:				[1]
Total:		6	12		14
Real Estate - Mortgage [Member]
Recorded Investment
With no specific allocation recorded:	1,435	3,798	1,361		951
With allocation recorded:	2,549	5,170	5,105	[2]	5,905
Total:	3,984	8,968	6,466		6,856
Unpaid Principal Balance
With no specific allocation recorded:	1,476	3,798	1,361		951
With allocation recorded:	2,703	5,170	5,105	[2]	5,905
Total:	4,179	8,968	6,466		6,856
Specific Allowance	563	1,219	847	[2]	874
Average Recorded Investment
With no specific allocation recorded:	1,458	5,661	2,275		778
With allocation recorded:	4,056	5,661	5,548	[2]	6,038
Total:	5,514	11,322	7,823		6,816
Interest Income Recognized
With no specific allocation recorded:	16	20	8		24
With allocation recorded:	4	4		[2]	13
Total:	20	24	8		37
Installment Loans to Individuals [Member]
Recorded Investment
With no specific allocation recorded:	7	5	15		7
With allocation recorded:		13
Total:	7	18	15		7
Unpaid Principal Balance
With no specific allocation recorded:	11	5	15		7
With allocation recorded:		13
Total:	11	18	15		7
Specific Allowance
Average Recorded Investment
With no specific allocation recorded:		4	7		3
With allocation recorded:		4	30		159
Total:		8	37		162
Interest Income Recognized
With no specific allocation recorded:			1
With allocation recorded:
Total:			1
All Other Loans [Member]
Recorded Investment
With no specific allocation recorded:
With allocation recorded:
Total:
Unpaid Principal Balance
With no specific allocation recorded:
With allocation recorded:
Total:
Specific Allowance		3
Average Recorded Investment
With no specific allocation recorded:
With allocation recorded:
Total:
Interest Income Recognized
With no specific allocation recorded:
With allocation recorded:
Total:

[1]	Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $88,000 and a specific allowance of approximately $90,000.
[2]	Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $2.6 million and a specific allowance of approximately $312,000.